Notes to the consolidated statements of income - Impacts of COVID-19 (Details) € in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2021 EUR (€)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of grants
Government relief	€ 7,228
CARES Act
Disclosure of grants
Remaining amount of government funding received		$ 16,513	€ 14,083	$ 22,473	€ 18,314
CMS Accelerated and Advance Payment program
Disclosure of grants
Contract liabilities		$ 1,046,025	€ 892,133	$ 1,046,025	€ 852,437